Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
At start of year	£ 194	£ 223
At end of year	198	194
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
At start of year	816	861
Acquisitions	5
Capital expenditure	56	51
Disposals/reclassified as held for sale	(48)	(43)
Exchange translation differences	34	(53)
At end of year	863	816
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
At start of year	622	638
Charge for the year	62	65
Disposals/reclassified as held for sale	(46)	(40)
Exchange translation differences	27	(41)
At end of year	665	622
Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
At start of year	80
At end of year	77	80
Land and buildings [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
At start of year	217	231
Capital expenditure	5	5
Disposals/reclassified as held for sale	(8)	(3)
Exchange translation differences	9	(16)
At end of year	223	217
Land and buildings [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
At start of year	137	139
Charge for the year	9	9
Disposals/reclassified as held for sale	(6)	(1)
Exchange translation differences	6	(10)
At end of year	146	137
Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
At start of year	114
At end of year	121	114
Fixtures and fittings [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
At start of year	599	630
Acquisitions	5
Capital expenditure	51	46
Disposals/reclassified as held for sale	(40)	(40)
Exchange translation differences	25	(37)
At end of year	640	599
Fixtures and fittings [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
At start of year	485	499
Charge for the year	53	56
Disposals/reclassified as held for sale	(40)	(39)
Exchange translation differences	21	(31)
At end of year	£ 519	£ 485